Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue And Other Operating Income [Line Items]
Total Revenues	$ 4,262,591,097	$ 4,379,000,090	$ 2,829,682,404
Income by agreement with Shell	5,613,300	460,714,800
Revenue from modification of contracts with suppliers	32,713,420
Commodity derivative income	22,968,987	66,506,258	6,814,747
Regasification service	31,789,548	29,739,775
Income from sanctions to users	4,548,654	3,801,165	3,419,398
Compensation from delayed suppliers	625,908	3,304,994
Income from insurance claims (insurance)	6,074,155	8,233,249	6,352,546
Temporary leasing of generating facilities			686,126
Reversal of SEF fine			1,161,837
Other	13,320,924	5,131,532	7,112,477
Total other income	117,654,896	577,431,773	25,547,131
Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	897,969	52,534,938	29,341,568
Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	3,494,551	3,062,728	2,967,964
Services and Business Advisories Provided [Member[
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	40,495,038	35,353,775	44,126,106
Deferred revenue from other services
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	61,089,340	106,876,132	87,526,529
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	3,690,958,879	3,555,216,142	2,585,248,169
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,252,662,000	2,233,369,420	1,489,763,351
Generation [Member] | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	825,204,686	822,190,715	532,353,167
Generation [Member] | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,319,064,760	1,209,931,004	893,147,380
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	108,392,554	201,247,701	64,262,804
Electricity and Fuels [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,438,296,879	1,321,846,722	1,095,484,818
Electricity and Fuels [Member] | Other Consumers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	140,343,311	117,690,525	104,894,576
Electricity and Fuels [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	742,496,383	732,865,039	597,631,419
Electricity and Fuels [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	435,449,860	362,207,598	293,442,712
Electricity and Fuels [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	120,007,325	109,083,560	99,516,111
Other Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue	510,542,878	716,907,816	156,907,706
Other Sales [Member] | Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	46,644,758	45,175,567	27,465,374
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of natural gas	463,898,120	671,732,249	129,442,332
Revenue from Other Services [Member] | Deferred revenue from other services
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 16,201,782	$ 15,924,691	$ 11,090,891